Stockholders’ Deficiency (Details) - Schedule of Share-Based Compensation Expense - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Common Share Option [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total share-based compensation	$ 259,323	$ 779,049	$ 607,408	$ 1,018,112	$ 2,185,341	$ 1,667,720
ACI Canada Legacy Performance Options [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total share-based compensation	116,004	184,244	116,004	184,244	184,244	109,551
Research and development [Member] | Common Share Option [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total share-based compensation	65,694	177,735	153,541	248,743	540,076	519,140
Research and development [Member] | ACI Canada Legacy Performance Options [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total share-based compensation	116,004		116,004		184,244	109,551
General and administrative [Member] | Common Share Option [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total share-based compensation	193,629	601,314	453,867	769,369	1,645,265	1,148,580
General and administrative [Member] | ACI Canada Legacy Performance Options [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total share-based compensation		$ 184,244		$ 184,244